Tax paid (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Income Tax Disclosure [Line Items]
Net amounts (receivable)/ unpaid at beginning of year	R (635)	R (1,609)	R (658)
Disposal of businesses	(35)
Net interest and penalties on tax	92	245	(72)
Income tax per income statement	6,633	7,134	8,332
Foreign exchange differences recognised in income statement	(52)	(8)	66
Translation of foreign operations	54	(45)	52
Current tax beginning balance and expenses	6,057	5,717	7,720
Net amounts receivable at end of year	984	635	1,609
Tax payable	(2,318)	(1,903)	(878)
Tax receivable	3,302	2,538	2,487
Per the statement of cash flows	7,041	6,352	9,329
Dividend withholding tax	68	59	86
Normal tax including dividend withholding tax	7,041	6,352	9,329
South Africa
Income Tax Disclosure [Line Items]
Normal tax	4,681	3,984	6,321
Foreign Countries
Income Tax Disclosure [Line Items]
Normal tax	R 2,292	R 2,309	R 2,922